Principal Accounting Policies - Principles of Consolidation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Principles of Consolidation
Accumulated deficit	¥ (8,028,261)		¥ (7,834,879)		$ (1,163,988)
Cash and cash equivalents and short-term investments			878,248
Working capital	425,664
Stock repurchase program, authorized amount | $						$ 10,000
Accounting standards update
Principles of Consolidation
Accumulated deficit							¥ 19,425
The Affiliated Entities [Member]
Principles of Consolidation
Accumulated deficit	4,698
Revenues	105,600	$ 15,311	21,117	¥ 77,565
Consolidated affiliated entities | Cooperation Agreement [Member] | Others
Principles of Consolidation
Revenues	¥ 6,178		¥ 16,308	¥ 12,813
Nanjing Tuniu [Member] | Purchase Option Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation
Value of equity interest | $		$ 2,430
Nanjing Tuniu [Member] | Cooperation Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation
Number of consecutive years of not able to provide technology consulting and services as the agreement	3 years	3 years
Nanjing Tuniu [Member] | Anqiang Chen [Member]
Principles of Consolidation
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	19.11%				19.11%
Nanjing Tuniu [Member] | Dunde Yu
Principles of Consolidation
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	80.89%				80.89%